LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances.

Pursuant to section 14 of the Israeli Severance Compensation Act, 1963, some of the Company's employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 relieve the Company from any future severance payments in respect of those employees.

The severance pay liability of the Company to the rest of its employees, which reflects the undiscounted amount of the liability, is based upon the number of years of service and the latest monthly salary, and is partly covered by insurance policies and by regular deposits with recognized severance pay funds. The Company may only make withdrawals from the amounts funded for the purpose of paying severance pay. The severance pay expenses (income) were $14 thousands and $(7) thousands in the years ended December 31, 2010 and 2009, respectively. Gain on amounts funded in respect of employee rights upon retirement totaled to $11 thousands and $10 thousands for the years ended December 31, 2010 and 2009, respectively.

The Company expects to contribute approximately $195 thousands in 2011 to the pension funds and insurance companies in respect of its severance and pension pay obligations.